UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues			$ 2,975,939	$ 20,387
Cost of Sales			(2,251,816)	(245,500)
Gross Margin			724,123	(225,113)
Operating Expenses			18,025,359	4,261,946
Loss from Operations			(17,301,236)	(4,487,059)
Interest Expense			(1,980,871)	(665,195)
Net Loss			$ (28,674,556)	$ (5,135,731)
Net loss per share			$ (0.52)	$ (0.13)
Weighted Average Shares Outstanding			55,615,276	41,064,985
Splash [Member]
Revenues	$ 1,733,926			$ 1,038,220
Cost of Sales	(965,966)			(754,374)
Gross Margin	767,960			283,846
Operating Expenses	5,000,715			5,241,301
Loss from Operations	(4,232,755)			(4,957,455)
Interest Expense	(1,958,601)			(88,741)
Other Income (Expense)	69,193			18,061
Net Loss	$ (6,122,163)			$ (5,028,135)
Net loss per share	$ (0.12)			$ (0.12)
Weighted Average Shares Outstanding	53,108,031			42,154,947
Copa Di Vino Corporation [Member]
Revenues	$ 2,234,993	$ 4,070,837		$ 5,712,864	$ 6,966,078
Cost of Sales	(1,698,407)	(2,833,284)		(3,654,539)	(4,327,396)
Gross Margin	536,586	1,237,553		2,058,325	2,638,682
Operating Expenses	987,914	1,475,089		1,994,522	2,817,205
Loss from Operations	(451,328)	(237,536)		63,803	(178,523)
Interest Expense	(99,163)	(152,355)		(190,740)	(138,179)
Other Income (Expense)	0			19,019
Net Loss	(550,491)	$ (409,594)		(107,918)	$ (396,694)
Pro Forma Adjustments [Member]
Revenues	(246,677)			(270,313)
Cost of Sales	186,339			257,543
Operating Expenses	(20,274)			(27,032)
Interest Expense	(1,452,710)			(1,842,750)
Pro Forma Condensed Consolidated [Member]
Revenues	3,722,242			6,480,771
Cost of Sales	(2,478,034)			(4,151,370)
Gross Margin	1,244,208			2,329,401
Operating Expenses	5,968,355			7,208,791
Loss from Operations	(4,724,147)			(4,879,390)
Interest Expense	(3,510,473)			(2,122,231)
Other Income (Expense)	69,193			37,080
Net Loss	$ (8,165,428)			$ (6,964,542)
Net loss per share	$ (0.15)			$ (0.17)
Weighted Average Shares Outstanding	53,108,031			42,154,947